Related party transactions - Summary Of Related Party Transactions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Sales revenues	¥ 3,544,240	¥ 2,362,384	¥ 1,637,582
Cost of products sold (purchases)	9,951,507	7,947,095	6,035,231
Associates [Member]
Disclosure of transactions between related parties [line items]
Sales revenues	2,821,963	1,948,681	1,138,144
Cost of products sold (purchases)	9,891,804	7,946,788	5,983,797
Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Sales revenues	722,278	413,703	499,437
Cost of products sold (purchases)	¥ 59,703	¥ 308	¥ 51,434